DEBT - Narrative (Details) $ in Thousands	1 Months Ended			6 Months Ended
	Apr. 30, 2024 USD ($) vessel	Feb. 29, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Jun. 30, 2024 USD ($) vessel	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Repayments of debt				$ 565,003
Repayment of long-term debt				565,003	$ 297,505
Number of vessels financed | vessel		20
Long-term debt				1,347,490
Current portion of long-term debt			$ 109,309	115,361
Vessels and equipment, net			2,987,360	2,984,408
Term Loan Facilities of $93.75 Million, $131.79 Million, and $155.3 Million
Debt Instrument [Line Items]
Repayments of debt				437,900
Term Loan Facility of $93.75 Million
Debt Instrument [Line Items]
Debt instrument, face amount				120,000
Term Loan Facility of $131.79 Million
Debt Instrument [Line Items]
Debt instrument, face amount				304,000
Term Loan Facility of $155.3 Million
Debt Instrument [Line Items]
Debt instrument, face amount				233,000
$233.0 million term loan
Debt Instrument [Line Items]
Repayments of debt				7,700
Debt instrument, face amount				233,000
Long-term debt			181,368	0
Revolving Credit Facility
Debt Instrument [Line Items]
Repayments of debt				75,000
$180.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 180,000			180,000
Variable interest rate, basis points	1.60%
Adjustment	0.0005
Long-term debt			0	180,000
$360.0 million term loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount		$ 360,000		360,000
Tenor term		5 years
Variable interest rate, basis points		1.75%
Adjustment		0.0005
Adjusted term		20 years
Long-term line of credit				310,000
Long-term debt			0	302,862
Sale-Leaseback
Debt Instrument [Line Items]
Debt instrument, face amount			$ 85,000
Tenor term			10 years
Adjusted profile term			21 years
Variable interest rate, basis points			1.85%
Long-term line of credit				$ 41,800
Number of vessels sold and leased back | vessel			4	2
$250.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount				$ 250,000
Long-term debt			$ 224,021	204,813
Newcastlemax Vessels | $180.0 million term loan
Debt Instrument [Line Items]
Number of vessels financed | vessel	6
Tenor term	5 years
Adjusted profile term	20 years
U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Repayments of debt				565,000
Repayment of long-term debt				44,400
Long-term debt			$ 1,380,673	$ 1,347,490
Number of vessels serving as security | vessel			83	84
U.S. dollar denominated floating rate debt | Collateral Pledged
Debt Instrument [Line Items]
Vessels and equipment, net			$ 2,987,400	$ 3,000,900
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Interest costs capitalized				$ 1,000